Stockholders' equity - Profit reserves (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 BRL (R$)
Stockholders' equity
Reserves available for distribution to the stockholders	$ 4,746			R$ 26,485
Dividends and interest on capital of Vale's stockholders	(12,664)	$ (3,481)
Translation adjustments	$ 918	4,473	$ 1,111
Maximum percentage of distributable annual net income that transfer to the investment reserve	50.00%
Permitted distributable net income (as a percent)	50.00%			50.00%
Legal reserve
Stockholders' equity
Balance at beginning of year	$ 1,542	1,656
Minimum mandatory remuneration	1,123	251
Translation adjustments	(142)	(365)
Balance at end of year	2,523	1,542	1,656
Tax incentive reserve
Stockholders' equity
Balance at beginning of year	659	848
Minimum mandatory remuneration	2,581	2
Translation adjustments	(157)	(191)
Balance at end of year	3,083	659	848
Investments reserve
Stockholders' equity
Balance at beginning of year	1,854	4,586
Minimum mandatory remuneration	7,395	656
Dividends and interest on capital of Vale's stockholders	(1,476)	(2,329)
Treasury shares cancellation	(2,401)
Translation adjustments	1,526	(1,059)
Balance at end of year	6,898	1,854	4,586
Additional Remuneration reserve
Stockholders' equity
Balance at beginning of year	2,987
Minimum mandatory remuneration	3,500	2,820
Dividends and interest on capital of Vale's stockholders	(2,820)
Translation adjustments	(469)	167
Balance at end of year	3,198	2,987
Profit reserves
Stockholders' equity
Balance at beginning of year	7,042	7,090
Minimum mandatory remuneration	14,599	3,729
Dividends and interest on capital of Vale's stockholders	(4,296)	(2,329)
Treasury shares cancellation	(2,401)
Translation adjustments	758	(1,448)
Balance at end of year	$ 15,702	$ 7,042	$ 7,090
Minimum | Legal reserve
Stockholders' equity
Reserve (as percent)	5.00%			5.00%
Maximum | Legal reserve
Stockholders' equity
Reserve (as percent)	20.00%			20.00%